Share-Based compensation (Details) - shares	1 Months Ended			6 Months Ended
	Jun. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation
Exercised.	12,625	3,000	8,650	24,275
2021 Plan
Share-Based Compensation
Outstanding at January 1				1,635,606	1,416,490
Granted				385,250	475,862
Forfeited				13,625	45,625
Exercised.				24,275	0
Expired.				35,975	93,625
Outstanding as at June 30	1,946,981			1,946,981	1,753,102
Exercisable as at June 30	1,210,613			1,210,613	996,086